Short-Term Treasury Portfolio
Short-Term Treasury Portfolio May 31, 2016 PORTFOLIO SUMMARY Class I — PRTBX
Investment Objective
Short-Term Treasury Portfolio seeks to earn high current income, consistent with safety and liquidity of principal.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Short-Term Treasury Portfolio Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term Treasury Portfolio Class I
Management Fees	1.19%
Distribution and/or Service (12b-1) Fees
Other Operating Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.21%
Fee Waivers and Expense Limitation	(0.50%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation	0.71%
[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement effective through June 1, 2017, the Portfolio’s investment adviser has contractually agreed to waive a portion of its Management Fee payable by the Portfolio so that the Management Fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets. The Agreement may be terminated or amended only with the approval of the Trust’s Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Short-Term Treasury Portfolio | Class I | USD ($)	124	387	670	1,475

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio only invested in securities with maturities of one year or less, so portfolio turnover is not applicable.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. The remainder of the Portfolio’s assets may be invested in U.S. government agency securities, which include debt obligations issued and/or guaranteed as to principal and interest by the U.S. government or its agencies, sponsored enterprises or instrumentalities.

The Portfolio expects to maintain a dollar-weighted average portfolio maturity or duration of zero to three years. Dollar-weighted average portfolio maturity is a dollar-weighted average of the remaining term to maturity of a portfolio of debt securities, while duration is a measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. The Portfolio is not a money market fund and does not seek to maintain a stable price per share. The Portfolio’s yield will fluctuate as the securities in which it invests mature and the proceeds are reinvested in securities with different interest rates.

Unlike many fixed income funds that pay out dividends monthly or quarterly, the Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by distributing its net investment income and net capital gains, if any, only once a year, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.
Principal Investment Risks
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:
  Market risk — the value of the Portfolio’s assets will fluctuate as the U.S. government securities market fluctuates. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time.
  Interest rate risk — changes in interest rates will affect the value of the Portfolio’s investments. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. As of the date of this Prospectus, U.S. interest rates are near historic lows, but may rise significantly or rapidly, exposing the Portfolio to a heightened level of interest rate risk which may result in losses to the Portfolio. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Portfolio’s sensitivity to interest rate risk will increase with any increase in the Portfolio’s overall duration.
  Credit risk — an issuer or guarantor of debt securities may be unable or unwilling to pay principal and interest when due, or otherwise honor its obligations.
  U.S. government and agency securities risk — the Portfolio invests primarily in securities issued by the U.S. Treasury and may also invest in U.S. government agency securities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government and agency securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and- credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Notwithstanding that these securities are backed by the full-faith-and-credit of the United States, circumstances could arise that could prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government agencies, such as Fannie Mae and Freddie Mac, are not backed by the full-faith-and-credit of the United States and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government agency securities that are not backed by the full-faith-and-credit of the United States are subject to greater credit risk.
  Income risk — the Portfolio’s income generally declines during periods of falling interest rates because the Portfolio must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, call or buy-back) at a lower rate of interest or return.
  Prepayment and extension risk — issuer call or prepayment risk is the risk that a security held by the Portfolio may be paid off by the issuer more quickly than originally anticipated, thereby shortening duration, and the Portfolio may then have to reinvest the proceeds in an investment offering a lower yield, and may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the magnitude of resulting price declines.
  Inflation risk — the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions.
  Security selection risk — securities selected for the Portfolio may perform differently than expected.

Performance
The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with a broad-based market index, which is described in “Descriptions of Market Indexes” in the Portfolio’s Prospectus. If the investment adviser had not agreed to waive or reimburse certain Portfolio expenses during this period, the Portfolio’s returns would have been less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
Short-Term Treasury Portfolio Annual Total Returns Years Ended December 31

The year-to-date return through the calendar quarter ended March 31, 2016 was -.02%.

Highest/lowest quarterly return during the period shown:

Highest Quarter	Lowest Quarter

1st Quarter 2005 1.39%	4th Quarter 2015 -.17%

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Short-Term Treasury Portfolio	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Class I	(0.64%)	(0.61%)	0.47%	2.58%	May 26, 1987
Class I | Return After Taxes on Distributions	(0.64%)	(0.61%)	0.24%	1.97%	May 26, 1987
Class I | Return After Taxes on Distributions and Sale of Portfolio Shares	(0.36%)	(0.47%)	0.33%	1.84%	May 26, 1987
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.03%	0.05%	1.17%	3.41%	May 26, 1987
[1]	The Portfolio’s inception date was May 26, 1987.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).